Contents of Significant Accounts - Significant Components of Deferred Income Tax Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	$ 5,226,236	$ 170,070	$ 5,478,269
Deferred income tax liabilities	(3,562,436)	$ (115,927)	(2,323,917)
Net deferred income tax assets	1,663,800		3,154,352	$ 4,700,868
Depreciation [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	2,056,568		2,155,961
Deferred income tax liabilities	(70,133)		(78,792)
Loss carry-forward [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	94		62,367
Pension [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	569,193		770,847
Refund liabilities [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	138,617		140,861
Allowance for inventory valuation losses [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	507,621		433,630
Investment loss [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	474,405		349,794
Unrealized profit on intercompany sales [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	906,793		1,125,370
Others [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax assets	572,945		439,439
Unrealized exchange gain (losses) [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(534,541)		(580,191)
Investment gain [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(2,648,989)		(1,354,740)
Bonds [Member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	(10,322)		(6,353)
Amortizable assets [member]
Disclosure Of Deferred Taxes [Line Items]
Deferred income tax liabilities	$ (298,451)		$ (303,841)